NOTES PAYABLE (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2015	Jun. 30, 2015
NOTES PAYABLE DETAILS
Promissory note in amount	$ 50,000
Company received in cash for promissory note	45,000
Interest Expense, Debt	$ 5,000
Company received in cash from third parties in exchange for notes payable			$ 100,000
Third parties in exchange for notes payable			$ 100,000
Notes bearing interest rate per annum			1.00%
Notes payable was assigned to a third party and exchanged for convertible notes		$ 100,000